Components of Available Wholesale Note Trust Funding Facility (Detail) (Wholesale Portfolio, Variable Interest Entity, Primary Beneficiary, Financial Services Operations, USD $)
In Millions, unless otherwise specified
	Oct. 31, 2012	Oct. 31, 2011
Notes Payable [Line Items]
Debt Instrument, Face Amount	$ 974	$ 1,100
Variable Funding Notes
Notes Payable [Line Items]
Debt Instrument, Face Amount	750	500
Investor Notes October 2012
Notes Payable [Line Items]
Debt Instrument, Face Amount	0	350
Investor Notes October 2016
Notes Payable [Line Items]
Debt Instrument, Face Amount	224	0
Investor Notes January 2012
Notes Payable [Line Items]
Debt Instrument, Face Amount	$ 0	$ 250